Related Party Transactions - Additional Information (Detail) - Troy Gould Pc - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to related party	$ 0	$ 20,000
Professional Fees
Related Party Transaction [Line Items]
Related party expenses	$ 209,000	$ 577,000	$ 533,000